COHEN & STEERS INFRASTRUCTURE OPPORTUNITIES ACTIVE ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

		Shares/Units	Value
COMMON STOCK	99.5%
ARGENTINA	1.0%
MIDSTREAM
Transportadora de Gas del Sur SA, Class B, ADR(a)		14,863	$441,877

AUSTRALIA	4.3%
MIDSTREAM
APA Group(b)		270,640	1,900,009

BRAZIL	4.0%
ELECTRIC
Cia Paranaense de Energia—Copel		612,336	1,781,626

CANADA	6.0%
MIDSTREAM
TC Energy Corp.		39,993	2,648,435

CHINA	1.5%
GAS DISTRIBUTION
ENN Energy Holdings Ltd., (H Shares)		127,800	659,300

FRANCE	3.9%
TOLL ROADS
Vinci SA		11,804	1,723,670

GREECE	4.1%
TOLL ROADS
Holding Co. ADMIE IPTO SA		344,635	1,831,077

ITALY	3.8%
COMMUNICATIONS
RAI Way SpA(c)		287,258	1,660,798

JAPAN	2.8%
ELECTRIC
Kansai Electric Power Co., Inc.		88,400	1,242,585

MALAYSIA	3.1%
ELECTRIC
Tenaga Nasional Bhd.		389,400	1,363,736

MEXICO	1.4%
AIRPORTS
Grupo Aeroportuario del Sureste SAB de CV, Class B		19,864	608,977

PHILIPPINES	4.2%
MARINE PORTS
International Container Terminal Services, Inc.		126,980	1,841,489

UNITED ARAB EMIRATES	4.0%
DIVERSIFIED	2.0%
Alec Holdings PJSC		2,164,616	872,259

MARINE PORTS	2.0%
Abu Dhabi Ports Co. PJSC(a)		691,980	885,511

TOTAL UNITED ARAB EMIRATES			1,757,770

		Shares/Units	Value
UNITED STATES	55.4%
COMMUNICATIONS	4.2%
American Tower Corp.		9,699	1,586,466
Viasat, Inc.(a)		3,163	$284,069

			1,870,535

DIVERSIFIED	1.3%
MasTec, Inc.(a)		1,413	587,893

ELECTRIC	30.5%
Alliant Energy Corp.		23,787	1,814,710
Ameren Corp.		16,327	1,845,604
Black Hills Corp.		13,779	1,025,158
Dominion Energy, Inc.		31,535	2,153,525
DTE Energy Co.		9,603	1,463,209
Duke Energy Corp.		7,401	936,819
Entergy Corp.		23,239	2,669,231
Evergy, Inc.		17,730	1,532,404

			13,440,660

MIDSTREAM	8.3%
Venture Global, Inc., Class A		59,237	659,308
Williams Cos., Inc.		40,135	2,983,636

			3,642,944

RAILWAYS	11.1%
CSX Corp.		63,285	3,007,936
Norfolk Southern Corp.		6,060	1,906,415

			4,914,351

TOTAL UNITED STATES			24,456,383

TOTAL COMMON STOCK (Identified cost—$42,289,984)			43,917,732

SHORT-TERM INVESTMENTS	0.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.58%(d)		4,875	4,874

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,874)			4,874

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$42,294,858)	99.5%		43,922,606
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		222,906

NET ASSETS	100.0%		$44,145,512

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$43,917,732	$—	$—	$43,917,732
Short-Term Investments	—	4,874	—	4,874

Total Investments in Securities	$43,917,732	$4,874	$—	$43,922,606

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,660,798 which represents 3.8% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS INFRASTRUCTURE OPPORTUNITIES ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of June 30, 2026 are disclosed in the Fund’s Schedule of Investments.